Fees Summary	Dec. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 346,825,500
Previously Paid Amount	0
Total Fee Amount	47,896.61
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of the offering is $346,825,500.
Net Fee	$ 47,896.61
Narrative - Max Aggregate Offering Price	$ 346,825,500
Final Prospectus	true